Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities -Fair value hedges (Details) (Fair Value Hedging [Member], Other expense (income), net [member], USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Sep. 28, 2013 Interest Rate Swap [Member]	Jun. 28, 2014 Fixed-rate Debt [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (6.7)	$ 8.4